Accrued Liabilties and Other Payables	6 Months Ended
Jun. 30, 2026
Accrued Liabilties and Other Payables [Abstract]
ACCRUED LIABILTIES AND OTHER PAYABLES

NOTE 9 — ACCRUED LIABILTIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	June 30, 2026	December 31, 2025
Accrued expenses	$307,420	$514,169
Withholding tax payable	3,438	1,889
Compensation payable (Note 1)	-	105,446
Other payables	189,378	90,388
	$500,236	$711,892

Note 1:	Compensation payable represents a claim relating to an employee of the subsidiary.